Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees, commitments and risks
Trade and other payables	€ 15,699	€ 16,902
within 1 year
Guarantees, commitments and risks
Trade and other payables	15,545	16,747
between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	54	59
beyond 5 years
Guarantees, commitments and risks
Trade and other payables	100	96
Trade payables
Guarantees, commitments and risks
Trade and other payables	10,480	11,645
Trade payables | within 1 year
Guarantees, commitments and risks
Trade and other payables	10,480	11,645
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	5,219	5,257
Other payables and advances | within 1 year
Guarantees, commitments and risks
Trade and other payables	5,065	5,102
Other payables and advances | between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	54	59
Other payables and advances | beyond 5 years
Guarantees, commitments and risks
Trade and other payables	€ 100	€ 96